DEBT (Details Narrative) $ / shares in Units, Integer in Thousands				1 Months Ended		2 Months Ended	5 Months Ended	12 Months Ended
	Sep. 09, 2025 USD ($)	Sep. 02, 2025 USD ($) shares	Nov. 12, 2024 USD ($)	Dec. 26, 2025 USD ($) Integer $ / shares shares	Jul. 31, 2024 USD ($)	May 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2025 USD ($) $ / shares	May 31, 2025 $ / shares
Short-Term Debt [Line Items]
Proceeds from issuance of debt								$ 9,700,000
Repayments of convertible debt								25,000
Conversion of the nexus note to common stock [Member]
Short-Term Debt [Line Items]
Debt conversion original debt amount		$ 3,500,000
Debt conversion original debt interest amount		$ 200,000
Debt conversion converted instrument shares issued | shares		4,054,517
Conversion of The Another Dimension Note to Common Stock [Member]
Short-Term Debt [Line Items]
Debt conversion original debt amount		$ 3,500,000
Debt conversion original debt interest amount		$ 200,000
Debt conversion converted instrument shares issued | shares		4,054,517
The 2025 Senior Secured Note Holders [Member] | Common Stock Warrants [Member]
Short-Term Debt [Line Items]
Class of warrant or right, issued during period (in shares) | shares				7,009,346
Class of warrant or right, issued during period, fair value				$ 8,100,000
The 2025 Senior Secured Note Holders [Member] | Placement Agent [Member]
Short-Term Debt [Line Items]
Class of warrant or right, issued during period (in shares) | shares				700,934
Class of warrant or right, issued during period, fair value				$ 800,000
The 2025 Senior Secured Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount				15,000,000.0
Proceeds from issuance of debt				13,500,000
Debt instrument unamortized discount				$ 1,500,000
Debt instrument unamortized discount ppercent				10.00%
Debt Issuance Costs, Net				$ 1,500,000
Debt instrument, periodic payment				1,764,706
Debt instrument, qualified equity financing, periodic payment				$ 882,353
Debt instrument, convertible, threshold percentage of stock price trigger				93.00%
Debt instrument, convertible, threshold trading days | Integer				5
Debt instrument covenant liquidity amount				$ 4,000,000
Debt instrument default interest rate				15.00%
Debt instrument repurchase price percent				105.00%
Exercise price | $ / shares				$ 2.675
Warrants term				5 years
Long-term debt, gross								5,400,000
Change in fair value of debt								12,000.000
Amortization of debt issuance costs								2,300,000
The 2025 Senior Secured Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Amount That Can Be Settled in Shares				$ 3,500,000
The 2023 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount							$ 4,200,000			$ 4,200,000
Long-term debt, gross									4,160,000
Debt instrument, interest rate, stated percentage							6.00%
Interest payable								375,000
Debt Instrument, Divisor							3.2714
Convertible debt instrument, conversion price equal to lowest price per share, pre-stock split										50.00%
Debt instrument, amended amount										$ 4,100,000
Convertible Debt Instrument, Conversion Price Equal to Lowest Price per Share | $ / shares										$ 0.23
Repayments of convertible debt	$ 25,000.000
Fair value of derivative liabilities								3,100,000
Amortization								3,100,000
Conversion price							50.00%
The 2023 Convertible Notes [Member] | Unsecured Debt Converted To Common Shares [Member]
Short-Term Debt [Line Items]
Debt conversion original debt amount		$ 4,100,000
Debt conversion original debt interest amount		$ 500,000
Debt conversion converted instrument shares issued | shares		5,029,463
The 2023 Convertible Notes [Member] | Hunniwell Picard I LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount							$ 300,000
The 2024 Convertible Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount						$ 15,000,000.0		5,700,000
Long-term debt, gross									$ 10,746,000
Debt instrument, interest rate, stated percentage						6.00%
Debt instrument, amended amount					$ 2,700,000
Convertible Debt Instrument, Conversion Price Equal to Lowest Price per Share | $ / shares											$ 23
Fair value of derivative liabilities						$ 1,800,000
Amortization								$ 1,400,000
Conversion price						50.00%
The 2024 Convertible Note [Member] | Unsecured Debt Converted To Common Shares [Member]
Short-Term Debt [Line Items]
Debt conversion original debt amount		$ 5,700,000
Debt conversion original debt interest amount		$ 300,000
Debt conversion converted instrument shares issued | shares		6,496,363
The 2024 Convertible Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Conversion price					80.00%
The 2024 Convertible Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Conversion price					50.00%
Aggregated convertible note [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount			$ 7,000,000.0
Aggregated convertible note [Member] | Nexus, and Another Dimension [Member]
Short-Term Debt [Line Items]
Conversion price			50.00%